Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Related party transactions
Wages	$ 1,299,402	$ 308,868	$ 207,751
Share-based payments - capital stock		572,110
Share-based payments - stock options	6,081,900	259,410
Remuneration of directors and key management of the Company	$ 7,381,302	$ 1,140,388	$ 207,751